CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common stock	Preferred Stock	Common stock	Common stock	Common stock warrants	Preferred stock Series A	Preferred stock Series B	Preferred stock Series B Preferred Stock	Retained earnings	Stock in directors rabbi trust	Directors deferred fees obligation	Accumulated other com- prehensive income (loss)
Beginning Balance at Dec. 31, 2008	$ 120,680			$ 70,433		$ 2,412	$ 28,878			$ 15,557	$ (1,233)	$ 1,233	$ 3,400
Beginning Balance (in shares) at Dec. 31, 2008				7,350,029
Net income	6,537									6,537
Directors deferred fees											(155)	155
Other comprehensive income (loss), net of tax	1,705												1,705
Common stock issued pursuant to:
Exercise of stock options (in shares)				5,438
Exercise of stock options	32			32
Current income tax benefit	3			3
Stock-based compensation:
Stock option expense	42			42
Restricted stock awards (in shares)				1,500
Restricted stock awards	10			10
Repurchase of common shares (in shares)				(15,066)
Repurchase of common shares	(144)			(144)
Cash dividends:
Common stock, $.20 per share in 2011, $.20 per share in 2010 and $.15 per share in 2009	(1,101)									(1,101)
Preferred stock, net of accretion	(1,558)						426			(1,984)
Ending Balance at Dec. 31, 2009	126,206			70,376		2,412	29,304			19,009	(1,388)	1,388	5,105
Ending Balance (in shares) at Dec. 31, 2009				7,341,901
Net income	7,726									7,726
Directors deferred fees											(341)	341
Other comprehensive income (loss), net of tax	(11,903)												(11,903)
Common stock issued pursuant to:
Stock issued, net (in shares)					1,695,434
Stock issued, net		16,122	17,161		16,122				17,161
Exercise of stock options (in shares)				900
Exercise of stock options	6			6
Current income tax benefit	1			1
Stock-based compensation:
Stock-based compensation (in shares)				10,584
Stock-based compensation	247			247
Dividend reinvestment plan (in shares)				4,541
Dividend reinvestment plan	39			39
Cash dividends:
Common stock, $.20 per share in 2011, $.20 per share in 2010 and $.15 per share in 2009	(1,638)									(1,638)
Preferred stock, net of accretion	(1,743)						453			(2,196)
Ending Balance at Dec. 31, 2010	152,224			86,791		2,412	29,757	17,161		22,901	(1,729)	1,729	(6,798)
Ending Balance (in shares) at Dec. 31, 2010				9,053,360
Net income	6,930									6,930
Directors deferred fees											(776)	776
Other comprehensive income (loss), net of tax	7,808												7,808
Common stock issued pursuant to:
Exercise of stock options (in shares)				6,838
Exercise of stock options	52			52
Stock-based compensation:
Stock-based compensation (in shares)				13,242
Stock-based compensation	373			373
Dividend reinvestment plan (in shares)				27,450
Dividend reinvestment plan	205			205
Cash dividends:
Common stock, $.20 per share in 2011, $.20 per share in 2010 and $.15 per share in 2009	(1,813)									(1,813)
Preferred stock, net of accretion	(1,924)						480			(2,404)
Ending Balance at Dec. 31, 2011	$ 163,855			$ 87,421		$ 2,412	$ 30,237	$ 17,161		$ 25,614	$ (2,505)	$ 2,505	$ 1,010
Ending Balance (in shares) at Dec. 31, 2011				9,100,890